Loans and asset quality - Information about Impaired Loans (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment		$ 7	$ 24	$ 68
Impaired loans without an allowance, average recorded investment		2	3	12
Total impaired loans, average recorded investment		9	27	80
Impaired loans with an allowance, interest income recognized		0	0	1
Impaired loans without an allowance, interest income recognized		0	0	0
Total impaired loans, interest income recognized		0	0	1
Impaired loans with an allowance, recorded investment		7	6
Impaired loans without an allowance, recorded investment	[1]	173	3
Total impaired loans, recorded investment	[2]	180	9
Impaired loans with an allowance, unpaid Principal balance		10	6
Impaired loans without an allowance, unpaid Principal balance	[1]	314	5
Total impaired loans, unpaid Principal balance	[2]	324	11
Impaired loans with an allowance, related allowance	[2],[3]	2	1
Loans Individually Less Than 1 Million
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment		2	3
Total impaired loans, recorded investment			1
Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment		6	8	17
Impaired loans without an allowance, average recorded investment		2	2	3
Impaired loans with an allowance, interest income recognized		0	0	0
Impaired loans without an allowance, interest income recognized		0	0	0
Impaired loans with an allowance, recorded investment		6	6
Impaired loans without an allowance, recorded investment		2	2
Impaired loans with an allowance, unpaid Principal balance		7	6
Impaired loans without an allowance, unpaid Principal balance		2	2
Impaired loans with an allowance, related allowance	[3]	1	1
Commercial
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment		0	11	37
Impaired loans without an allowance, average recorded investment		0	0	2
Impaired loans with an allowance, interest income recognized		0	0	1
Impaired loans without an allowance, interest income recognized		0	0	0
Commercial real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment		1	2	5
Impaired loans without an allowance, average recorded investment		0	1	6
Impaired loans with an allowance, interest income recognized		0	0	0
Impaired loans without an allowance, interest income recognized		0	0	0
Impaired loans with an allowance, recorded investment		1	0
Impaired loans without an allowance, recorded investment		0	1
Impaired loans with an allowance, unpaid Principal balance		3	0
Impaired loans without an allowance, unpaid Principal balance		0	3
Impaired loans with an allowance, related allowance	[3]	1	0
Financial institutions
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment		0	0	1
Impaired loans without an allowance, average recorded investment		0	0	1
Impaired loans with an allowance, interest income recognized		0	0	0
Impaired loans without an allowance, interest income recognized		0	0	0
Impaired loans without an allowance, recorded investment		171	0
Impaired loans without an allowance, unpaid Principal balance		312	0
Foreign
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment		0	3	8
Impaired loans with an allowance, interest income recognized		0	0	$ 0
Maximum | Loans Individually Less Than 1 Million
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment		1	1
Impaired loans with an allowance, related allowance		$ 1	$ 1

[1]	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.
[2]	Excludes an aggregate of $2 million and less than $1 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2015 and Dec. 31, 2014, respectively. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2015 and Dec. 31, 2014.
[3]	The allowance for impaired loans is included in the allowance for loan losses.